Pension and Other Postretirement Plans Defined Benefit Plans Expected Benefit (Details) $ in Millions	Dec. 31, 2015 USD ($)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	$ 347.7
2017	352.4
2018	358.9
2019	360.3
2020	364.9
2021-2025	1,863.7
OPEB Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	17.3
2017	17.3
2018	17.3
2019	17.2
2020	17.2
2021-2025	$ 82.1